COMBINED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 65,475,000	$ 62,676,000	$ 11,956,000	$ 26,441,000
Restricted cash	3,467,000	1,610,000
Accounts receivable	940,000	174,000
Inventory	2,763,000	1,718,000
Prepaid expenses and other current assets	3,600,000	691,000		837,000
Due from related parties	13,000	1,465,000		683,000
Total Current Assets	76,306,000	68,334,000		27,961,000
Property and equipment	3,325,000	1,904,000		489,000
Other assets - related party	1,086,000	1,244,000		1,470,000
Prepaid inventory				651,000
Net investment in lease	37,000	44,000
Other long term assets	614,000	0
TOTAL ASSETS	81,368,000	71,526,000		30,571,000
CURRENT LIABILITIES:
Accounts payable	4,945,000	948,000		1,189,000
Deferred grant funding	3,467,000	1,610,000
Deferred revenue	774,000	158,000
Due to related parties	1,334,000	136,000		109,000
Accrued expenses and other current liabilities	3,294,000	1,264,000		491,000
Total Current Liabilities	13,814,000	4,116,000		1,789,000
Long term notes payable	178,000	178,000
Total liabilities		4,294,000		1,789,000
COMMITMENTS AND CONTINGENCIES (NOTE 15)
Class A ordinary shares subject to possible redemption		128,286,000		68,646,000
STOCKHOLDERS' DEFICIT:
Additional paid-in capital	9,173,000	10,415,000		8,178,000
Accumulated deficit	(110,235,000)	(71,469,000)		(48,042,000)
Total Shareholders' (Deficit) Equity	(101,061,000)	(61,054,000)	(55,008,000)	(39,864,000)	$ (27,081,000)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	81,368,000	71,526,000		30,571,000
Hyperfine Convertible Preferred Stock
CURRENT LIABILITIES:
Class A ordinary shares subject to possible redemption	158,747,000	128,286,000	68,646,000	68,646,000	$ 67,211,210
Liminal Convertible Preferred Stock
CURRENT LIABILITIES:
Class A ordinary shares subject to possible redemption	9,350,000	0	$ 0	$ 0
Hyperfine Common stock
STOCKHOLDERS' DEFICIT:
Common stock value	1,000	0
Liminal Common stock
STOCKHOLDERS' DEFICIT:
Common stock value	0	0
Hyperfine Special-Voting common stock
STOCKHOLDERS' DEFICIT:
Common stock value	0	0
Liminal Special Voting Common Stock
STOCKHOLDERS' DEFICIT:
Common stock value	$ 0	$ 0